Related Parties Transactions (Details Narrative) - USD ($)									1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2022	Dec. 13, 2022	Sep. 15, 2022	Jul. 02, 2022	Sep. 17, 2021	Sep. 17, 2021	Jun. 30, 2021	Jan. 02, 2019	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Jan. 25, 2021
Number of common stock issued, value										$ 105,000,000
Proceeds from issuance of debt										190,101
Related party transaction, description			On September 15, 2022, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and other parties (the “Lender”), pursuant to which the Lender loaned $1,050,000 to the Sponsor and the Sponsor loaned $1,050,000 to us (the “Sponsor Extension Loan”). Amounts loaned from the Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to us do not accrue interest. We are only required to repay the Sponsor Extension Loan upon completion of our initial Business Combination. The total amounts advanced by Lender to the Sponsor in connection with the $1,050,000 loan (the “Funded Amounts”) are required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of our initial Business Combination, at the option of the Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lender making the Loan available to Sponsor, Sponsor agreed to transfer between 1 and 2.5 Shares of Class B common stock to Lender for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by the Company to the Sponsor. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination
Working capital loans outstanding										0	0	$ 0
Proceeds from issuance of private placement										5,411,000
Working Capital Loans Warrant [Member]
Warrants price per share											$ 1.00
Promissory note [Member]
Proceeds from Related Party Debt							$ 300,000
Repayments of related party debt							$ 2,001,000
Proceeds from issuance of debt												190,101
Founder Shares [Member]
Percentage for issued and outstanding shares							20.00%
IPO [Member]
Sale of Units through initial public offering, shares						10,500,000
Percentage for issued and outstanding shares											20.00%
Shares forfeited and cancelled									250,000
Common stock exceeds stock price per share					$ 10.00	$ 10.00
Private Placement Warrants [Member]
Sale of Units through initial public offering, shares					5,411,000
Common stock exceeds stock price per share					$ 1.00	$ 1.00
Debt conversion, amount											$ 1,500,000
Proceeds from issuance of private placement					$ 5,411,000
Private Placement [Member]
Proceeds from issuance of private placement											$ 2,100,000
Redemption price per share											$ 10.30
Private Placement [Member] | Sponssor Extension Loan [Member]
Redemption price per share											$ 10.20		$ 10.30
Maximum [Member]
Common stock exceeds stock price per share							$ 12.00		$ 12.00
Sponsor [Member]
Repayments of related party debt										35,000	$ 120,000
Payments for rent											$ 10,000
Founder Shares [Member]
Stock Repurchased and Retired During Period, Shares									125,000
Founder Shares [Member] | Sponsor [Member] | Maximum [Member]
Sale of Units through initial public offering, shares							11,500,000
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited							375,000
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Number of common stock issued, value							$ 25,000
Sale of Units through initial public offering, shares							2,875,000
Sponsor and Npic Limited [Member]
Related party transaction, description		On December 13, 2022, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and NPIC Limited (the “Lender”), pursuant to which the Lender loaned $1,050,000 to the Sponsor and the Sponsor loaned $1,050,000 to us (the “Sponsor Extension Loan”). Amounts loaned from the Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to us do not accrue interest. We are only required to repay the Sponsor Extension Loan upon completion of our initial Business Combination. The total amounts advanced by Lender to the Sponsor in connection with the $1,050,000 loan (the “Funded Amounts”) are required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of our initial Business Combination, at the option of the Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lender making the Loan available to Sponsor, Sponsor agreed to transfer 10 Shares of Class B common stock to Lender for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by the Company to the Sponsor. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination
Sponsor Michael L Peterson [Member]
Related party transaction, description	On December 14, 2022, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, Michael L. Peterson (the “Lender”), pursuant to which the Lender loaned $50,000 to the Sponsor and the Sponsor loaned $50,000 to us (the “Sponsor Extension Loan”). Amounts loaned from the Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to us do not accrue interest. We are only required to repay the Sponsor Extension Loan upon completion of our initial Business Combination. The total amounts advanced by Lender to the Sponsor in connection with the $50,000 loan (the “Funded Amounts”) are required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of our initial Business Combination, at the option of the Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lender making the Loan available to Sponsor, Sponsor agreed to transfer 1 Shares of Class B common stock to Lender for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by the Company to the Sponsor. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination
Ocean Biomedical Inc [Member]
Number of common stock issued, value												1,017,000
Sale of Units through initial public offering, shares								17,454,542			17,496,370
Ocean Biomedical Inc [Member] | Founder and Executive Chairman [Member]
Accounts payable related parties										93,769	$ 92,919	93,769
Reduction of actual state taxes paid by company											850
RJS Consulting LLC [Member] | Ocean Biomedical Inc [Member]
Accounts payable										$ 142,500	142,500	$ 142,500
Brown License Agreement [Member] | Elkurt Inc [Member] | Ocean Biomedical Inc [Member]
Patent reimbursement expenses											340,190
Patent reimbursement expenses paid											297,700
Due to related party											54,490
License maintanence fees				$ 67,000							12,000
Accounts payable related parties											42,727
Brown License Agreement [Member] | Elkurt Inc [Member] | Ocean Biomedical Inc [Member] | General and Administrative Expense [Member]
Patent reimbursement expenses											42,490
Brown License Agreement [Member] | Elkurt Inc [Member] | Ocean Biomedical Inc [Member] | Research and Development Expense [Member]
License maintanence fees											12,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member] | Ocean Biomedical Inc [Member]
Patent reimbursement expenses											386,598
Patent reimbursement expenses paid											131,986
Accounts payable related parties											$ 254,612			$ 110,000